Financial risk management (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial Risk Management [Abstract]
Loans, financing and debentures (Note 16)	R$ 514,113	R$ 285,853
Total acquisitions payable (Note 18)	39,391
Total derivative financial instruments (Note 6)	10,869	4,136
Liabilities	564,373	289,989
Less: cash and cash equivalents (Note 5.1)	(171,045)	(106,627)
Less: marketable securities (Notes 5.2)	(5,044)	(13,152)
Total Securities	(176,089)	(119,779)
Net debt	388,284	170,210
Total equity	R$ 1,121,569	R$ 880,533	R$ 755,864	R$ 667,468
Financial leverage ratio	34.62%	19.33%